Note 6 - Vessels and Advances, Net (Details Textual)	1 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2018	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Number of Vessels Ordered		5
Number of Vessels Agreed to Purchase		2
Gain (Loss) on Sale Vessels		$ (861,000)	$ (3,638,000)
Vessel Held For Sale		0		$ 7,315,000
Gain (Loss) on Assets Held for Sale		$ 0	(2,732,000)
Number of Vessels Provided as Collaterals to Secure Loans		44
Carrying Value of Vessels Provided as Collaterals to Secure Loans		$ 1,537,182
Number of Vessels Under Sale and Leaseback Transactions		7
Number of Unencumbered Vessels		3
Sale of Marina and Romanos [Member]
Gain (Loss) on Sale Vessels			(3,638,000)
Michigan and Trader Vessels [member]
Number of Vessels Acquired		2
Twenty-foot Equivalet Units Measured on Each Vessel Acquired		1,300
Five Newbuild Vessels Expected to be Delivered Between the Second Quarter of 2020 and the Second Quarter of 2021 [Member]
Number of Vessels Ordered	5
Approximate Twenty-foot Equivalet Units Measured on Each Vessel Ordered	12,690
Expected Charter Time of Vessels	10 years
Megalopolis and the Marathopolis Vessels [Member]
Number of Vessels Agreed to Purchase		2
Twenty-foot Equivalet Units Measured on Each Vessel Agreed to Purchase		4,957
Leonidio Vessel [Member]
Twenty-foot Equivalet Units Measured on Each Vessel Acquired				4,957
Maersk Kowloon Vessel [Member]
Twenty-foot Equivalet Units Measured on Each Vessel Acquired				7,471
CMA CGM L’Etoile Vessel [Member]
Twenty-foot Equivalet Units Measured on Each Vessel Acquired				2,556
Marina Vessel [Member]
Vessels, Disposal Price			$ 4,670,000
Itea Vessel [Member]
Gain (Loss) on Sale Vessels		$ (861,000)
Vessel Held For Sale				$ 7,315,000
Gain (Loss) on Assets Held for Sale				$ (2,379,000)
Kyparissia Vessel [Member]
Twenty-foot Equivalet Units Measured on Each Vessel Acquired				4,957